Annual Total Returns - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity International Capital Appreciation K6 Fund
Bar Chart Table:
Annual Return 2018	(12.55%)
Annual Return 2019	33.52%
Annual Return 2020	22.82%
Annual Return 2021	12.53%